Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Automotive Portfolio

November 30, 2020

AUT-QTLY-0121
1.810666.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Auto Components - 16.5%
Auto Parts & Equipment - 16.5%
Adient PLC (a)	49,361	$1,544,506
Aptiv PLC	39,417	4,678,798
Autoliv, Inc.	4,385	390,484
BorgWarner, Inc.	84,265	3,273,695
Gentex Corp.	57,087	1,861,036
Lear Corp.	24,753	3,538,441
Magna International, Inc. Class A (sub. vtg.)	30,461	1,867,956
		17,154,916
Automobiles - 49.1%
Automobile Manufacturers - 48.4%
DiamondPeak Holdings Corp. (a)	27,039	665,159
DiamondPeak Holdings Corp. (b)	12,513	292,429
Ferrari NV (c)	14,877	3,140,683
Fiat Chrysler Automobiles NV	73,403	1,137,747
Ford Motor Co.	297,783	2,703,870
General Motors Co.	250,618	10,987,092
Honda Motor Co. Ltd. sponsored ADR (c)	174,060	4,824,943
Li Auto, Inc. ADR (a)	700	25,193
NIO, Inc. sponsored ADR (a)	89,930	4,544,163
Tesla, Inc. (a)	19,106	10,844,566
Toyota Motor Corp. sponsored ADR (c)	81,061	10,899,462
XPeng, Inc. ADR (a)(c)	4,380	257,369
		50,322,676
Motorcycle Manufacturers - 0.7%
Harley-Davidson, Inc.	17,491	704,712

TOTAL AUTOMOBILES		51,027,388

Commercial Services & Supplies - 6.1%
Diversified Support Services - 6.1%
Copart, Inc. (a)	38,034	4,391,025
IAA Spinco, Inc. (a)	29,315	1,756,555
KAR Auction Services, Inc.	8,496	153,353
		6,300,933
Distributors - 3.9%
Distributors - 3.9%
Genuine Parts Co.	15,450	1,519,817
LKQ Corp. (a)	72,618	2,557,606
		4,077,423
Diversified Financial Services - 0.7%
Other Diversified Financial Services - 0.7%
Kensington Capital Acquisition Corp. (b)	15,912	673,078
Machinery - 0.8%
Construction Machinery & Heavy Trucks - 0.8%
Allison Transmission Holdings, Inc.	20,718	850,474
Road & Rail - 2.4%
Trucking - 2.4%
Lyft, Inc. (a)	16,860	643,546
Uber Technologies, Inc. (a)	37,877	1,880,972
		2,524,518
Specialty Retail - 18.9%
Automotive Retail - 18.9%
Advance Auto Parts, Inc.	15,353	2,267,638
AutoZone, Inc. (a)	4,423	5,031,826
CarMax, Inc. (a)	19,684	1,840,060
Carvana Co. Class A (a)(c)	12,961	3,242,972
Group 1 Automotive, Inc.	6,972	828,343
Lithia Motors, Inc. Class A (sub. vtg.)	7,399	2,140,531
O'Reilly Automotive, Inc. (a)	8,435	3,731,981
Shift Technologies, Inc. (b)	4,698	41,909
Vroom, Inc. (c)	13,278	476,149
		19,601,409
TOTAL COMMON STOCKS
(Cost $71,597,243)		102,210,139

Nonconvertible Preferred Stocks - 0.9%
Automobiles - 0.9%
Automobile Manufacturers - 0.9%
Volkswagen AG
(Cost $860,641)	5,576	935,976

Money Market Funds - 14.2%
Fidelity Cash Central Fund 0.09% (d)	945,711	945,900
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	13,852,133	13,853,518
TOTAL MONEY MARKET FUNDS
(Cost $14,799,418)		14,799,418
TOTAL INVESTMENT IN SECURITIES - 113.5%
(Cost $87,257,302)		117,945,533
NET OTHER ASSETS (LIABILITIES) - (13.5)%		(14,009,464)
NET ASSETS - 100%		$103,936,069

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,007,415 or 1.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
DiamondPeak Holdings Corp.	10/23/20	$125,130
Kensington Capital Acquisition Corp.	11/25/20	$159,120
Shift Technologies, Inc.	10/13/20	$46,980

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$668
Fidelity Securities Lending Cash Central Fund	4,117
Total	$4,785

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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